Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (9,466,226)	$ (3,045,104)	$ (18,101,821)	$ (10,285,792)	$ (23,999,794)	$ (35,578,067)	$ (32,938,065)
Other comprehensive income (loss):
Foreign currency translation adjustment	(778,927)	2,411,852	(1,453,069)	2,475,802	2,240,708	(4,808,321)	57,174
Foreign currency hedge contract		(1,034,818)		(1,190,074)	(1,362,363)	1,106,438	(174,712)
Interest rate hedge contract	491,713	(162,469)	1,306,042	(1,408,262)	(1,214,733)	(1,296,678)	644,792
Other comprehensive income (loss)	(287,214)	1,214,565	(147,027)	(122,534)	(336,388)	(4,998,561)	527,254
Comprehensive loss	(9,753,440)	(1,830,539)	(18,248,848)	(10,408,326)	(24,336,182)	(40,576,628)	(32,410,811)
Comprehensive loss attributable to noncontrolling interests:
Comprehensive loss attributable to the noncontrolling interests in our Operating Partnership	193,670	29,961	363,410	215,766	495,796	948,283	952,068
Comprehensive loss attributable to Strategic Storage Trust VI, Inc. stockholders	$ (9,559,770)	$ (1,800,578)	$ (17,885,438)	$ (10,192,560)	$ (23,840,386)	$ (39,628,345)	$ (31,458,743)